Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Summary Of Information Relating To Stock Options For Ordinary Shares

	Options outstanding as of
	December 31, 2012
		Weighted
		Average
		Remaining
	Number	contractual life
Exercise prices	outstanding at	(in years)
$1 - $10	704,792	1.93
$10.01-$20	1,714,775	1.45
$20.01-$30	1,822,472	1.50
$30.01-$40	499,440	1.90
	4,741,479

	Options outstanding as of
	December 31, 2011
		Weighted
		Average
		Remaining
	Number	contractual life
Exercise prices	outstanding at	(in years)
$1 - $10	790,080	2.87
$10.01-$20	1,990,864	2.29
$20.01-$30	1,825,172	1.96
$30.01-$40	499,440	2.90
	5,105,556

Stock Option Activity

		Weighted average exercise price	Weighted average
	Number of shares		grant date fair value
Balance at January 1, 2012	5,105,556	$20.48	9.55
Exercised	(350,638)	$11.56	7.48
Forfeited	(13,439)	$13.04	5.46
Balance at December 31, 2012	4,741,479	$21.16	9.70
Exercisable at December 31, 2012	4,538,344	$20.78	9.99

Summary Of Information Relating To RSUs

		Weighted average
Non-vested RSUs	Number of shares	grant date fair value
Balance at January 1, 2012	793,517	$17.80
Granted	324,924	18.49
Vested	(281,400)	17.31
Forfeited	(26,000)	17.60
Balance at December 31, 2012	811,041	$18.30

Summary Of The Allocation Of The Stock-Based Compensation Charge

	Year ended December 31,
	2012	2011	2010
Research and development costs	$724	$708	$428
Selling and marketing expenses	1,985	2,175	1,557
General and administrative expenses	3,449	4,480	6,497
	$6,158	$7,363	$8,482